Unaudited Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, at beginning at Dec. 31, 2013	$ 4,884	$ 24,541,809	$ (13,366,334)	$ 11,180,359
Balance, at beginning (in shares) at Dec. 31, 2013	48,834,916
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares for acquisition	$ 20	210,893		$ 210,913
Common shares for acquisition (in shares)	204,750			204,750
Common shares for Series AA Preferred conversion	$ 261	1,171,114		$ 1,171,375
Common shares for Series AA Preferred conversion (in shares)	2,605,513			2,605,513
Warrants and options exercised	$ 634	3,071,536		$ 3,072,170
Warrants and options exercised (in shares)	6,340,775			(146,250)
Share-based compensation	$ 5	2,046,069		$ 2,046,074
Share-based compensation (in shares)	47,606			47,606
Premium on Series AA Preferred conversion to common shares		2,243,410	(2,243,410)
Net loss			(6,488,499)	(6,488,499)
Balance, at end at Dec. 31, 2014	$ 5,804	33,284,831	(22,098,243)	$ 11,192,392
Balance, at end (in shares) at Dec. 31, 2014	58,033,560			58,033,560
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash, net	$ 1,101	3,543,347		$ 3,544,448
Issuance of common stock for cash, net (in shares)	11,013,170			11,013,170
Common shares for payment of accounts payable	$ 2	5,598		$ 5,600
Common shares for payment of accounts payable (in shares)	16,334
Warrants and options exercised	$ 100	(100)
Warrants and options exercised (in shares)	999,667
Share-based compensation	$ 241	886,932		$ 887,173
Share-based compensation (in shares)	2,409,681			2,409,681
Net loss			(12,452,260)	$ (12,452,260)
Balance, at end at Dec. 31, 2015	$ 7,248	37,720,608	(34,550,503)	$ 3,177,353
Balance, at end (in shares) at Dec. 31, 2015	72,472,412			72,472,412
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash, net	$ 3,747	2,933,045		$ 2,936,792
Issuance of common stock for cash, net (in shares)	37,475,620			37,475,620
Share-based compensation	$ 963	855,885		$ 856,848
Share-based compensation (in shares)	9,627,932			9,627,932
Net loss			(2,547,977)	$ (2,547,977)
Balance, at end at Sep. 30, 2016	$ 11,958	$ 41,509,538	$ (37,098,480)	$ 4,423,016
Balance, at end (in shares) at Sep. 30, 2016	119,575,964			119,575,964